SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 5) (PARENT COMPANY)	Dec. 31, 2012
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Threshold percentage of restricted net assets for disclosure of condensed financial information	25.00%